SIMPSON THACHER & BARTLETT LLP

425 Lexington Avenue

New York, New York 10017

March 27, 2015

Re:	LMP Real Estate Income Fund Inc. (the “Fund”)

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of LMP Real Estate Income Fund Inc. (the “Fund”), pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, please find a Schedule 14A containing a definitive proxy statement and form of proxy in connection with the 2015 Annual Meeting of Stockholders to be held on May 29, 2015 (the “Annual Meeting”) transmitted via direct electronic transmission.

Any questions or communications regarding this filing should be directed to Sarah E. Cogan (scogan@stblaw.com or 212-455-3575) or Rafael Vasquez (rvasquez@stblaw.com or 212-455-3566).

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

Simpson Thacher & Bartlett LLP